INVENTORIES - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories
Inventory write-down	$ 14.1	$ 15.8
Operating expense	371.9	325.4
Stockpile Ore at Rainy River [Member]
Disclosure of inventories
Inventory write-down	19.8
Operating expense	14.1
Depreciation expense	5.7
Inventories recognized [Member]
Disclosure of inventories
Operating expense	$ 358.0	$ 311.6